Employee benefit plans - Funded status (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Net defined benefit liability and asset
Employer contributions	€ 575,153.11
Non-current portion of pension liability	€ 572,163,000	€ 551,930,000